Long-Term Debt - Summary of Company's Current Debt Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 6.75% Senior Notes, due July 2022 [Member]	Dec. 31, 2013 6.75% Senior Notes, due July 2022 [Member]	Mar. 31, 2014 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2013 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2012 7.50% Senior Notes, due August 2020 [Member]	Mar. 31, 2014 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 [Member]	Mar. 31, 2014 Term Note Due December 2017 [Member]	Dec. 31, 2013 Term Note Due December 2017 [Member]	Dec. 14, 2012 Term Note Due December 2017 [Member]	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]
Debt Instrument [Line Items]
Total debt	$ 631,375	$ 653,781	$ 479,205	$ 360,000	$ 0	$ 225,000	$ 225,000	$ 0	$ 8,875	$ 428,781	$ 429,205	$ 37,500	$ 0	$ 50,000	$ 0	$ 50,000
Less current portion	18,801	25,000	10,000
Total long-term debt	$ 612,574	$ 628,781	$ 469,205